Financial Assets and Liabilities - Summary of Consolidated Foreign Currency-denominated Monetary Financial Assets and Liabilities (Detail) ₱ in Millions, $ in Millions	Dec. 31, 2023 PHP (₱)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 PHP (₱)	Dec. 31, 2022 USD ($)
Noncurrent Financial Assets
Derivative financial assets – net of current portion	₱ 96		₱ 81
Other financial assets – net of current portion	3,481		3,489
Total	3,571		3,851
Current Financial Assets
Current portion of other financial assets	320		206
Total assets	47,724		56,653
Noncurrent Financial Liabilities
Interest-bearing financial liabilities - net of current portion (Note 21)	243,152		217,288
Derivative financial liabilities – net of current portion (Note 28)	12		190
Total	233,845		203,459
Current Financial Liabilities
Current portion of interest-bearing financial liabilities	11,646		32,292
Current portion of derivative financial liabilities (Note 28)	1,021		960
Total liabilities	458,341		474,762
Foreign currency denominated monetary financial assets [Member]
Noncurrent Financial Assets
Derivative financial assets – net of current portion	96	$ 2	81	$ 1
Other financial assets – net of current portion			1
Total	96	2	82	1
Current Financial Assets
Cash and cash equivalents	4,232	76	16,002	287
Short-term investments	269	5	254	5
Trade and other receivables – net	6,411	115	7,385	132
Current portion of other financial assets	12		12
Total current financial assets	10,924	196	23,653	424
Total assets	11,020	198	23,735	425
Noncurrent Financial Liabilities
Interest-bearing financial liabilities - net of current portion (Note 21)	37,719	681	40,153	719
Derivative financial liabilities – net of current portion (Note 28)	12		190	3
Other noncurrent liabilities	27		27
Total	37,758	681	40,370	722
Current Financial Liabilities
Accounts payable	72,797	1,314	74,720	1,339
Accrued expenses and other current liabilities	11,481	207	12,184	218
Current portion of interest-bearing financial liabilities	2,149	39	2,165	39
Current portion of derivative financial liabilities (Note 28)	1,021	18	960	17
Total current financial liabilities	87,448	1,578	90,029	1,613
Total liabilities	₱ 125,206	$ 2,259	₱ 130,399	$ 2,335